Nature of operations	12 Months Ended
Dec. 31, 2019
Nature of operations [Abstract]
Nature of operations
1	Nature of operations

Principal activity
Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico.

The Company’s activities are grouped into the following service divisions:

•
Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, tugboat services, bulk carrier and other activities related to the maritime transportation business.

•	Ports and terminals: includes shipping agency services, inland and seaport terminal services.

•	Logistics: includes the operations of logistics solutions services and container and railcar maintenance and repair services.

•	Warehousing: includes bonded warehouse operations and management.

Relevant events
On February 14, 2019, Grupo TMM acquired the shares of Caoba Energía, S. de R.L. de C.V., which held 50% of the shares of Services & Solutions Optimus, S. de R.L. de C.V. (‘Optimus’), the joint venture company engaged in the development of storage infrastructure and transportation of hydrocarbons and refined petroleum products, such as gasoline, diesel and jet fuel, in the port of Tuxpan.  Following the acquisition, Optimus became a 100% subsidiary of the Company (see Note 5).

In 2019, Grupo TMM sold 100% of the shares of the subsidiaries Bamorau Servicios, S.A.P.I. de C.V. and Snekke, S.A. de C.V. related to the tugboats business to unrelated third parties. The gain from the sale of these subsidiaries was $279.7 million, which is shown in the “Other income” caption in the consolidated statements of income; the value of the net assets of these subsidiaries at the date of the sale was not significant (see Note 5).

Structure of Grupo TMM
At December 31, 2019 and 2018, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2019	2018
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
TMM Almacenadora, S.A.P.I. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	50%
Services & Solutions Optimus, S. de R.L. de C.V.	100%	50%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	44%	44%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries
Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V., Servicios Administrativos API Acapulco, S.A. de C.V., and Perjomar Operadora, S.A.P.I. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico.

Investments in associates
The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its subsidiary TMM División Marítima, S.A. de C.V. (TMM DM) in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2019 and 2018, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.